Other disclosures (Tables)	12 Months Ended
Dec. 31, 2023
Other Disclosures
Schedule maximum potential amount of future payments

Thousand of reais	2023	2022	2021

Maximum potential amount of future payments

Contingent liabilities
Guarantees and other sureties	62,579,329	54,497,392	49,391,839
Financial guarantees	44,891,225	41,456,445	33,192,559
Performance guarantees	1,994,311	2,167,016	1,167,603
Financial letters of credit	15,667,096	10,841,284	14,990,887
Other	26,696	32,647	40,790
Other contingent exposures	3,091,932	2,881,565	4,028,516
Documentary Credits	3,091,932	2,881,565	4,028,516
Total Contingent Liabilities	65,671,261	57,378,957	53,420,355

Commitments
Loan commitments drawable by third parties (1)	177,455,391	158,731,264	145,958,258
Total Commitments	177,455,391	158,731,264	145,958,258

Total	243,126,652	216,110,221	199,378,613
(1)	Includes approved and unutilized limits for overdrafts, credit cards, and other similar facilities.

Schedule of funds managed by Banco Santander not recognized on its balance sheet

Thousand of reais	2023	2022	2021

Funds under management	11,871,919	18,934,221	2,770,684
Managed Funds	291,736,828	265,517,852	192,927,475
Total	303,608,747	284,452,073	195,698,159

Schedule of residual maturity

							2023
							Thousand of reais
	On Demand	Up to 3 Months	3 to 12 Months	1 to 3 Years	3 to 5 Years	After 5 Years	Total
Assets:
Cash	9,213,539	13,909,011	-	-	-	-	23,122,550
Debt instruments	412,242	69,310,969	10,259,106	120,485,997	36,519,808	7,426,528	244,414,650
Equity instruments	2,768,129	365,129	155,528	149,321	-	-	3,438,107
Loans and amounts due from credit institutions	54,683	7,259,224	4,100,331	13,974,320	320,376	7,911	25,716,845
Loans and advances to customer	24,033,838	130,798,304	120,472,284	136,237,815	56,969,138	49,465,756	517,977,135
Derivatives	27,780	7,346,217	874,329	17,727,138	1,035,989	2,283,268	29,294,721
Balances with the Brazilian Central Bank	170,867,718	-	-	-	-	-	170,867,718
Total	207,377,929	228,988,854	135,861,578	288,574,591	94,845,311	59,183,463	1,014,831,726

Liabilities:
Financial liabilities at amortized cost:
Deposits from credit institutions(1)	397,566	43,944,781	57,342,156	11,884,064	3,024,168	1,919,222	118,511,957
Customer deposits(1)	73,434,602	248,146,746	105,182,508	99,181,326	53,188,713	4,086,681	583,220,576
Marketable debt securities (1)	-	13,968,517	35,762,179	67,809,219	1,612,849	5,244,658	124,397,422
Debt Instruments Eligible to Compose Capital	-	391,121	812,411	1,260,717	1,416,688	15,746,030	19,626,967
Other financial liabilities	1,492,807	15,473,357	3,863,003	43,925,800	38,617	-	64,793,584
Short positions	-	722,785	1,672,459	3,182,266	2,741,410	11,513,071	19,831,991
Derivatives	-	4,344,309	4,013,055	12,858,091	1,674,379	2,050,594	24,940,428
Total	75,324,975	326,991,616	208,647,771	240,101,483	63,696,824	40,560,256	955,322,925
Difference (assets less liabilities)	132,052,954	(98,002,762)	(72,786,193)	48,473,108	31,148,487	18,623,207	59,508,801

							2022
							Thousand of reais
	On Demand	Up to 3 Months	3 to 12 Months	1 to 3 Years	3 to 5 Years	After 5 Years	Total
Assets:
Cash	21,588,648	414,791	-	-	-	-	22,003,439
Debt instruments	16,743,026	6,128,498	24,066,831	51,980,394	33,416,823	70,577,073	202,912,645
Equity instruments	2,473,827	42,813	116,447	2,429	-	3,256	2,638,772
Loans and amounts due from credit institutions	53,762	542,117	10,740,281	8,723,942	640,701	12,512	20,713,315
Loans and advances to customer	11,271,204	123,503,143	117,101,333	152,555,108	38,944,000	47,255,240	490,630,028
Derivatives	5,815	4,365,403	2,827,973	4,661,329	3,033,806	7,081,498	21,975,824
Balances with the Brazilian Central Bank	96,850,321	30,787,099	-	-	-	-	127,637,420
Total	148,986,603	165,783,864	154,852,865	217,923,202	76,035,330	124,929,579	888,511,443

Liabilities:
Financial liabilities at amortized cost:
Deposits from credit institutions(1)	356,140	95,792,043	236,530	14,468,825	2,902,097	2,323,379	116,079,014
Customer deposits(1)	77,834,830	185,158,988	98,821,185	85,233,350	42,786,508	118,628	489,953,489
Marketable debt securities(1)	2,206,218	12,355,853	32,544,969	44,723,451	10,150,295	5,140,089	107,120,875
Debt Instruments Eligible to Compose Capital	-	6,786,472	875,575	1,358,736	1,526,828	8,990,007	19,537,618
Other financial liabilities	185,609	35,253,913	3,660,383	23,346,129	87,904	59,166	62,593,104
Short positions	-	144,261	3,083,821	4,575,483	5,395,593	8,848,265	22,047,423
Derivatives	-	5,076,938	3,131,463	5,366,782	2,975,559	2,148,583	18,699,325
Total	80,582,797	340,568,468	142,353,926	179,072,756	65,824,784	27,628,117	836,030,848
Difference (assets less liabilities)	68,403,806	(174,784,604)	12,498,939	38,850,446	10,210,546	97,301,462	52,480,595

							2021
							Thousand of reais
	On Demand	Up to 3 Months	3 to 12 Months	1 to 3 Years	3 to 5 Years	After 5 Years	Total
Assets:
Cash	15,430,680	1,226,521	-	-	-	-	16,657,201
Debt instruments	1,612,213	119,780,229	20,352,554	5,834,524	38,904,369	38,728,334	225,212,223
Equity instruments	-	-	-	-	-	2,527,504	2,527,504
Loans and amounts due from credit institutions	11,176,922	2,717,359	1,748,733	10,827,639	15,057	203	26,485,913
Loans and advances to customer	70,399,332	82,203,458	84,986,074	152,608,938	31,902,231	42,744,009	464,844,042
Derivatives	-	8,667,809	2,836,098	1,645,538	5,989,792	2,000,686	21,139,923
Balances with the Brazilian Central Bank	69,178,841	15,736,825	-	-	-	-	84,915,666
Total	167,797,988	230,332,201	109,923,459	170,916,639	76,811,449	86,000,736	841,782,472

Liabilities:
Financial liabilities at amortized cost:
Deposits from credit institutions(1)	10,052,363	60,636,478	39,748,331	6,681,493	1,656,909	2,230,335	121,005,909
Customer deposits(1)	86,051,583	79,687,549	56,178,087	163,641,875	83,326,774	75,201	468,961,069
Marketable debt securities(1)	-	28,052,200	5,038,906	35,844,265	9,341,229	760,192	79,036,792
Debt Instruments Eligible to Compose Capital	-	5,552,801	-	14,088,607	-	-	19,641,408
Other financial liabilities	3,935,497	770,492	9,962,122	11,672,615	35,107,790	-	61,448,516
Short positions	-	12,780,559	-	-	-	-	12,780,559
Derivatives	641,571	7,239,697	2,503,888	9,117,265	3,773,251	1,343,309	24,618,981
Total	100,681,014	194,719,775	113,431,334	241,046,120	133,205,953	4,409,037	787,493,234
Difference (assets less liabilities)	67,116,974	35,612,426	(3,507,875)	(70,129,481)	(56,394,504)	81,591,699	54,289,238
(1)	Includes liabilities that may be subject to early settlement, comprising: demand and time deposits, repurchase agreements with clients, Real Estate Credit Notes (LCI), and Agribusiness Credit Notes (LCA).

Schedule of main foreign currency balances

Equivalent Value in Thousand of Reais	2023		2022		2021
	Assets	Liabilities	Assets	Liabilities	Assets	Liabilities

Cash	14,163,790	-	10,657,125	-	10,851,016	-
Financial ssets/liabilities measured at fair value through profit or loss held for trading	9,524,235	4,258,857	5,895,720	5,376,666	2,587,588	21,784,041
Financial assets measured at fair value through other comprehensive income	15,148,639	-	17,114,102	-	17,102,273	-
Financial assets/liabilities measured at amortized cost	76,408,125	133,451,264	75,695,229	117,277,231	70,283,097	86,184,330
Total	115,244,789	137,710,121	109,362,176	122,653,897	100,823,975	107,968,371

Schedule of future minimum payments of non-cancellable operating leases

	2023	2022	2021

Up to 1 Year	582,294	284,945	715,576
Between 1 to 5 Years	1,132,409	1,044,715	1,420,853
More than 5 Years	734,431	224,536	181,417
Total	2,449,134	1,554,196	2,317,846